Description of business	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Description of Business [Line Items]
Description of business
Note 1—Description of business
TuHURA Biosciences, Inc. (the “Company”) is a clinical stage immuno-oncology company, headquartered in Tampa, Florida. The Company’s principal products, collectively referred to as ImmuneFx (“IFx”), are a platform of cancer vaccines that utilize both cell and gene therapies to stimulate the immune system to recognize and combat tumor cells. More specifically, IFx employs the expression of a proprietary protein, Emm55, which evokes enhanced tumor recognition and broad immune activation. This leads to a systemic and sustained response against tumor cells of the type that expressed the protein. Importantly, this mechanism of action has applicability to a wide range of cancer sub-types,
and the clinical development program is, therefore, multi-pronged. In 2020, the Company completed a first human clinical trial, a Phase I trial for melanoma, at Moffitt Cancer Center in Tampa, Florida. The Company completed another Phase I trial for Merkel and Squamous cell cancer and is preparing a Phase II trial for Merkel cell carcinoma that is expected to begin in the second half of 2024.
In addition to its cancer vaccine product candidates, the Company is leveraging its Delta receptor technology to develop bi-functional
antibody drug conjugates (“ADC’s”), targeting Myeloid Derived Suppressor Cells (“MDSCs”) to inhibit their immune suppressing effects on the tumor microenvironment to prevent T cell exhaustion and acquired resistance to checkpoint inhibitors and cellular therapies.
Pending merger with Kintara –
As of April 2, 2024, the Company entered into a definitive agreement with Kintara, a publicly traded company on NASDAQ, for an all-stock
transaction forming a company with expertise and resources to advance a risk diversified late-stage oncology pipeline. Upon completion of the merger, the former Company shareholders will own the majority of the shares of the public company. The new combined company shares are expected to trade on NASDAQ under the symbol “HURA”. The transaction is expected to close in the third quarter of 2024.

Note 1—Description of business
TuHURA Biosciences, Inc. (the “Company”) is a clinical stage immuno-oncology company, headquartered in Tampa, Florida. The Company’s principal products, collectively referred to as ImmuneFx (“IFx”), are a platform of cancer vaccines that utilize both cell and gene therapies to stimulate the immune system to recognize and combat tumor cells. More specifically, IFx employs the expression of a proprietary protein, Emm55, which evokes enhanced tumor recognition and broad immune activation. This leads to a systemic and sustained response against tumor cells of the type that expressed the protein. Importantly, this mechanism of action has applicability to a wide range of cancer sub-types,
and the clinical development program is, therefore, multi-pronged. In 2020, the Company completed a first human clinical trial, a Phase I trial for melanoma, at Moffitt Cancer Center in Tampa, Florida. The Company has another Phase I trial for Merkel and Squamous cell cancer underway and is preparing to begin a Phase II trial for Merkel cell carcinoma that is expected to begin in the second quarter of 2024.
In addition to its cancer vaccine product candidates, the Company is leveraging its Delta receptor technology to develop bi-functional
antibody drug conjugates (“ADC’s”), targeting Myeloid Derived Suppressor Cells (“MDSCs”) to inhibit their immune suppressing effects on the tumor microenvironment to prevent T cell exhaustion and acquired resistance to checkpoint inhibitors and cellular therapies.
Proposed merger with Kintara –
The Company anticipates entering into a definitive agreement with Kintara, a publicly traded company on NASDAQ, for an all-stock
transaction forming a company with expertise and resources to advance a risk diversified late-stage oncology pipeline. Upon completion of the merger, the former Company shareholders will own the majority of the shares of the public company. The new combined company shares are expected to trade on NASDAQ under the symbol “HURA”. The transaction is expected to close in the third quarter of 2024.
Terminated merger with CohBar -
On May 22, 2023, the Company entered into an Agreement and Plan of Merger with Chimera MergeCo, Inc., a Delaware corporation, and wholly owned subsidiary of CohBar, a publicly traded company on NASDAQ. Upon completion of the merger, the former Company shareholders would have owned the majority of shares. The new combined company shares were expected to trade on NASDAQ under the symbol “HURA”. In connection with the Merger Agreement, CohBar filed an initial listing application for the common stock of the combined company to be listed on the Nasdaq Capital Market (“Nasdaq”). On October 30, 2023, CohBar and the Company received oral guidance from Nasdaq on the initial listing application indicating that the structure proposed by the parties would not receive approval. On November 1, 2023, the Company sent the termination notice to CohBar pursuant to Section 8.1(b) of the merger agreement.
Change of jurisdiction
– On April 27, 2023, the Company changed its jurisdiction from the State of Florida to the State of Delaware.
Name change to TuHURA –
On December 14, 2023, the Company announced its corporate name change from “Morphogenesis, Inc.” to “TuHURA Biosciences, Inc.”